Debt Agreements (Details) - USD ($)		1 Months Ended			9 Months Ended
		Jul. 06, 2020	Apr. 29, 2020	Feb. 26, 2020	Sep. 30, 2020		Aug. 11, 2020	Aug. 05, 2020	Dec. 31, 2019		Nov. 07, 2019	Aug. 31, 2016
Amount Outstanding					$ 500,000							$ 50,000
Interest rate								5.00%			133.00%	7.90%
Total long-term debt					17,113,336				$ 10,138,496			$ 18,980
Less unamortized discounts and debt issuance costs					(3,990,019)				(4,749,004)
Total long-term debt, less discounts and debt issuance costs					13,123,317				5,389,492
Less current portion of long-term debt					(13,123,317)				(5,389,492)
Debt classified as long-term debt
Secured note payable One [Member]
Maturity Date	[1]				Feb. 28, 2020
Amount Outstanding	[1]				$ 788,709				$ 788,709
Interest rate	[1]				12.50%				8.50%
Secured note payable Two [Member]
Maturity Date	[1]				Mar. 01, 2022
Amount Outstanding	[1]				$ 186,709				$ 224,288
Interest rate	[1]				9.00%				9.00%
Secured note payable Three [Member]
Maturity Date	[1]				Sep. 01, 2021
Amount Outstanding	[1]				$ 18,980				$ 21,571
Interest rate	[1]				7.90%				7.90%
Secured note payable Four [Member]
Maturity Date					Nov. 26, 2021
Amount Outstanding					$ 2,000,000				$ 2,000,000
Interest rate					9.00%				9.00%
Secured note payable Five [Member]
Maturity Date					Dec. 26, 2020
Amount Outstanding					$ 211,667
Interest rate					78.99%
Secured note payable Six [Member]
Maturity Date				Dec. 26, 2020	Sep. 15, 2020	[1]
Amount Outstanding				$ 600,000	$ 855,120	[1]				[1]
Interest rate				78.99%	36.00%	[1]				[1]
Total long-term debt				$ 211,667
Secured Notes Payable Seven [Member]
Maturity Date	[1]				Oct. 15, 2020
Amount Outstanding	[1]				$ 2,007,971
Interest rate	[1]				5.00%
Secured Notes Payable [Member]
Amount Outstanding					$ 6,069,156				$ 3,034,568
Equipment financing loan [Member]
Maturity Date					Sep. 15, 2020
Amount Outstanding									$ 3,828
Interest rate									8.80%
Note payable [Member]
Maturity Date					Jul. 09, 2019
Amount Outstanding									$ 200,000
Interest rate									18.00%
Note payable one [Member]
Maturity Date					Sep. 01, 2019
Amount Outstanding									$ 200,000
Interest rate									18.00%
Note payable Two [Member]
Maturity Date	[1]				Sep. 30, 2020
Amount Outstanding	[1]				$ 500,000				$ 500,000
Interest rate	[1]				10.00%				10.00%
Note payable Three [Member]
Maturity Date	[1]				Sep. 30, 2020
Amount Outstanding	[1]				$ 175,000				$ 175,000
Interest rate	[1]				10.00%				10.00%
Note payable Four [Member]
Maturity Date	[1]				Aug. 31, 2020
Amount Outstanding	[1]				$ 3,500,000				$ 5,000,000
Interest rate	[1]				12.00%				10.00%
Note payable Five [Member]
Maturity Date					Jul. 09, 2019
Amount Outstanding									$ 200,000
Interest rate									18.00%
Note payable Six [Member]
Maturity Date	[1]				Dec. 06, 2019
Amount Outstanding	[1]				$ 66,700				$ 450,100
Interest rate	[1]				500.00%				18.00%
Notes payable Seven [Member]
Maturity Date					Nov. 30, 2020
Amount Outstanding					$ 500,000
Interest rate					0.00%
Notes payable Eight [Member]
Maturity Date	[1]				Jun. 30, 2020
Amount Outstanding	[1]				$ 379,588
Interest rate	[1]				0.00%
Note payable Nine [Member]
Maturity Date	[1]				Jun. 30, 2020
Amount Outstanding	[1]				$ 165,986
Interest rate	[1]				0.00%
Note payable Ten [Member]
Maturity Date	[1]				Feb. 16, 2023
Amount Outstanding	[1]				$ 83,309
Interest rate	[1]				3.00%
Equipment financing loan One [Member]
Maturity Date	[1]				Nov. 09, 2023
Amount Outstanding	[1]				$ 61,287
Interest rate	[1]				8.50%
Equipment financing loan Two [Member]
Maturity Date	[1]				Dec. 19, 2023
Amount Outstanding	[1]				$ 89,912
Interest rate	[1]				6.70%
Equipment financing loan Three [Member]
Maturity Date	[1]				Jan. 17, 2024
Amount Outstanding	[1]				$ 41,390
Interest rate	[1]				6.70%
Total notes payable [Member]
Amount Outstanding					$ 7,636,043				$ 6,728,928
Senior convertible debenture One [Member]
Maturity Date					Dec. 31, 2019
Amount Outstanding									$ 25,000
Interest rate									15.00%
Senior convertible debenture [Member]
Maturity Date					Dec. 31, 2019
Amount Outstanding									$ 100,000
Interest rate									15.00%
Senior convertible debenture Two [Member]
Maturity Date					Dec. 31, 2021
Amount Outstanding					$ 250,000				$ 250,000
Interest rate					10.00%				10.00%
Total senior convertible debenture [Member]
Amount Outstanding					$ 1,250,000				$ 275,000
PPP loans [Member]
Maturity Date		May 14, 2022
Amount Outstanding		$ 24,028			$ 455,184		$ 103,659
Interest rate		1.00%			1.00%		1.00%
Total long-term debt					$ 455,184		$ 103,659
PPP loans [Member] | Minimum [Member]
Maturity Date					Apr. 30, 2022
PPP loans [Member] | Maximum [Member]
Maturity Date					May 26, 2022
PPP Loans One [Member]
Maturity Date					May 14, 2022
Amount Outstanding					$ 24,028
Interest rate					1.00%
PPP Loans Two [Member]
Maturity Date					Aug. 11, 2025
Amount Outstanding					$ 103,659
Interest rate					1.00%
Note payable Fourteen [Member]
Maturity Date	[1]				Sep. 30, 2020
Amount Outstanding	[1]				$ 290,000
Interest rate	[1]				0.00%
Senior debenture One [Member]
Maturity Date					Dec. 31, 2019
Amount Outstanding	[1]				$ 84,000				$ 100,000
Interest rate	[1]				15.00%				15.00%
Total senior debentures [Member]
Amount Outstanding					$ 84,000				$ 100,000
Convertible note payable [Member]
Amount Outstanding	[1]				$ 374,137
Interest rate	[1]				24.00%
Convertible note payable [Member]
Maturity Date			Jan. 29, 2021		Jan. 29, 2021	[1]
Amount Outstanding			$ 285,714
Interest rate			12.50%
Total Convertible note payable [Member]
Amount Outstanding					$ 2,074,137
Note payable Eleven [Member]
Amount Outstanding
Interest rate
Note payable Fifteen [Member]
Amount Outstanding	[1]				$ 1,200,000
Note payable Fifteen [Member] | Minimum [Member]
Maturity Date	[1]				Oct. 13, 2020
Interest rate	[1]				15.00%
Note payable Fifteen [Member] | Maximum [Member]
Maturity Date	[1]				Nov. 30, 2020
Interest rate	[1]				18.00%
Convertible note payable One [Member]
Maturity Date					Nov. 20, 2020
Amount Outstanding					$ 1,700,000
Interest rate					5.00%
Senior convertible debenture Three [Member]
Maturity Date					Nov. 30, 2020
Amount Outstanding					$ 1,000,000
Interest rate					9.00%

[1]	Note is in default. Refer to further discussion below.